Consolidated statements of changes in equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Total Reserves [Member]	Deficit [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 131,189,978	$ 18,528,024	$ 715,968	$ 19,243,992	$ (79,256,536)	$ 71,177,434
Beginning balance, shares at Dec. 31, 2020	120,650,254
IfrsStatementLineItems [Line Items]
Share-based payments		1,870,800		1,870,800		1,870,800
Private placements, net of share issue costs	$ 11,610,581					11,610,581
Private placements, net of share issue costs, shares	15,846,154
Warrant liability	$ (2,371,174)					(2,371,174)
Finders’ warrants issued pursuant to private placement	(130,731)	130,731		130,731
Shares issued for cash on exercise of stock options	$ 564,750					564,750
Shares issued for cash on exercise of stock options, shares	725,000
Fair value of cash stock options transferred to share capital	$ 177,250	(177,250)		(177,250)
Total comprehensive loss for the year					(2,668,254)	(2,668,254)
Ending balance, value at Dec. 31, 2021	$ 141,040,654	20,352,305	715,968	21,068,273	(81,924,790)	80,184,137
Ending balance, shares at Dec. 31, 2021	137,221,408
IfrsStatementLineItems [Line Items]
Share-based payments		1,478,100		1,478,100		1,478,100
Total comprehensive loss for the year					(11,846,560)	(11,846,560)
Ending balance, value at Dec. 31, 2022	$ 141,040,654	21,830,405	715,968	22,546,373	(93,771,350)	69,815,677
Ending balance, shares at Dec. 31, 2022	137,221,408
IfrsStatementLineItems [Line Items]
Share-based payments		810,150		810,150		810,150
Total comprehensive loss for the year					(63,620,232)	(63,620,232)
Ending balance, value at Dec. 31, 2023	$ 141,040,654	$ 22,640,555	$ 715,968	$ 23,356,523	$ (157,391,582)	$ 7,005,595
Ending balance, shares at Dec. 31, 2023	137,221,408